03.31 Fidelity Freedom Index Funds - Class W PRO-02 | Fidelity Freedom® Index 2005 Fund
Fund Summary Fund/Class: Fidelity Freedom® Index 2005 Fund/Institutional Premium
Investment Objective
The fund seeks high total return until its target retirement date. Thereafter the fund's objective will be to seek high current income and, as a secondary objective, capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity Freedom® Index 2005 Fund}	03.31 Fidelity Freedom Index Funds - Class W PRO-02 Fidelity Freedom® Index 2005 Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Freedom® Index 2005 Fund}	03.31 Fidelity Freedom Index Funds - Class W PRO-02 Fidelity Freedom® Index 2005 Fund Fidelity Freedom Index 2005 Fund-Class W
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%	[1]
Acquired fund fees and expenses	0.09%
Total annual operating expenses	0.19%	[2]
Fee waiver and/or expense reimbursement	0.09%	[1],[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.10%	[2]
[1]	Adjusted to reflect current fees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[3]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Premium Class shares of the fund to the extent that total operating expenses (including acquired fund fees and expenses, but excluding interest, certain taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses, if any, incurred by the fund or an acquired fund in which the fund invests) exceed 0.10% of its average net assets. This arrangement will remain in effect through May 31, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity Freedom® Index 2005 Fund}	03.31 Fidelity Freedom Index Funds - Class W PRO-02 Fidelity Freedom® Index 2005 Fund Fidelity Freedom Index 2005 Fund-Class W USD ($)
1 year	$ 10
3 years	32
5 years	76
10 years	$ 212

Portfolio Turnover

The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
  FMR Co., Inc (FMRC) may continue to seek high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.
  Investing in a combination of Fidelity® domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
  Allocating assets among underlying Fidelity® funds according to an asset allocation strategy shown in the "glide path" below that becomes increasingly conservative until it reaches an allocation similar to that of the Fidelity Freedom® Index Income Fund (approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2005)).
  Using an asset allocation among underlying Fidelity® funds as of March 31, 2016, of approximately:
Bond Funds*
Investment-Grade Bond Fund	36.6
Inflation-Protected Bond Fund	4.8
Domestic Equity Funds*
Domestic Equity Fund	24.7
Commodity Fund	1.1
International Equity Funds*
International Equity Fund	11.0
Short-Term Funds*
Short-Term Fund	21.8

* FMRC may change these percentages over time.

  Designed for investors who retired in or within a few years of 2005 (target retirement date) at or around age 65 and plan to gradually withdraw the value of their account in the fund over time.

Principal Investment Risks

Shareholders should consider that no target date fund is intended as a complete retirement program and there is no guarantee that any single fund will provide sufficient retirement income at or through your retirement. The fund's share price fluctuates, which means you could lose money by investing in the fund, including losses near, at or after the target retirement date.

  Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Investor Class shares, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.401k.com and log in (plan accounts) or www.fidelity.com (all other accounts) for more recent performance information for Investor Class shares, a class of shares of Fidelity Freedom® Index 2005 Fund.

Performance history will be available for Institutional Premium Class after Institutional Premium Class has been in operation for one calendar year.

Year-by-Year Returns* Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	6.49%	September 30, 2010
Lowest Quarter Return	-5.57%	September 30, 2011
Year-to-Date Return	1.63%	March 31, 2016

Average Annual Returns*

For the periods ended December 31, 2015

*The returns shown above are for Investor Class shares, a class of shares of the fund that is not offered through this prospectus. Institutional Premium Class would have substantially similar annual returns to Investor Class shares because the classes are invested in the same portfolio of securities. Institutional Premium Class's returns would differ from Investor Class's returns to the extent that the classes do not have the same expenses.

Average Annual Total Returns{- Fidelity Freedom® Index 2005 Fund} - 03.31 Fidelity Freedom Index Funds - Class W PRO-02 - Fidelity Freedom® Index 2005 Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Freedom Index 2005 Fund-Retail Class				Oct. 02, 2009
Fidelity Freedom Index 2005 Fund-Retail Class | Return Before Taxes	(0.44%)	3.77%	5.22%
Fidelity Freedom Index 2005 Fund-Retail Class | After Taxes on Distributions	(1.02%)	3.23%	4.68%	Oct. 02, 2009
Fidelity Freedom Index 2005 Fund-Retail Class | After Taxes on Distributions and Sales	(0.11%)	2.81%	3.98%	Oct. 02, 2009
Barclays® U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	3.63%
Fidelity Freedom Index 2005 Composite Index℠(reflects no deduction for fees, expenses, or taxes)	(0.38%)	4.65%	5.85%
[1]	From October 2, 2009